Financial Instruments - Fair Values and Risk Management - Summary of Information about Credit Risk Exposure on Trade Receivables Using a Provision Matrix (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Total gross carrying amount	€ 41,259	€ 33,934
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	46,584	41,815
Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	16,055	10,007
Trade receivables subject to specific valuation	30,529	31,808
Total gross carrying amount	46,584	41,815
Expected credit loss	101	310
Less than Thirty days [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	7,854	3,877
Less than Thirty days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 15,783	€ 9,480
Default rate	0.54%	0.56%
Expected credit loss	€ 85	€ 53
Thirty to sixty days [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	1,030	1,105
Thirty to sixty days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 266	€ 264
Default rate	5.55%	5.79%
Expected credit loss	€ 15	€ 15
Sixty One Days To Ninety Days [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	355	347
Sixty One Days To Ninety Days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 6	€ 24
Default rate	12.71%	13.08%
Expected credit loss	€ 1	€ 3
Past Due Greater Than Ninety Days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation		€ 239
Default rate	28.86%	100.00%
Expected credit loss		€ 239